Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Vessels [Line Items]
Total	$ 337,671	$ 454,612
Advances for vessels under construction and acquisition of vessels
Vessels [Line Items]
Pre-delivery yard installments	206,997	270,947
Fair value adjustment (Notes 1)	86,400	137,923
Bareboat capital leases - upfront hire & handling fees	44,551	31,467
Capitalized interest and finance costs	14,636	10,654
Other capitalized costs (Note 3)	4,554	3,542
Advances for secondhand vessels	0	79
Impairment charge	(19,467)	0
Total	$ 337,671	$ 454,612